Operating Leases (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Operating Leases [Abstract]
Incremental borrowing rate	5.60%
Base rent	$ 14,814
Rent escalation	2.00%
Right-of-use asset and lease liability	$ 563,713